Prospectus Supplement

April 30, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated April 30, 2019 to the Morgan Stanley Institutional Fund Trust Prospectuses dated January 28, 2019

Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
Global Multi-Asset Income Portfolio
Global Strategist Portfolio
High Yield Portfolio
Short Duration Income Portfolio
Strategic Income Portfolio
Ultra-Short Income Portfolio
Ultra-Short Municipal Income Portfolio

Supplement dated April 30, 2019 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2019, as amended on February 11, 2019

Discovery Portfolio

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Shareholder Information—How to Purchase Fund Shares—Purchasing Shares Through a Financial Intermediary":

With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.

Please retain this supplement for future reference.

  MSIFTFOREIGNPROSPT 4/19